UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE SMALL CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2018

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited)	January 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 8.7%
Auto Components - 1.3%
Fox Factory Holding Corp.	1,001,268	$38,398,628	*

Distributors - 1.1%
Core-Mark Holding Co. Inc.	1,507,478	33,300,189

Diversified Consumer Services - 1.0%
Chegg Inc.	1,719,120	29,775,158	*

Hotels, Restaurants & Leisure - 1.3%
Buffalo Wild Wings Inc.	239,927	37,668,539	*

Media - 2.2%
Lions Gate Entertainment Corp., Class A Shares	1,005,926	34,040,536	*
Lions Gate Entertainment Corp., Class B Shares	1,005,926	32,189,632	*
Turn Inc. (Escrow)	878,957	994,679	*(a)(b)(c)

Total Media		67,224,847

Specialty Retail - 1.8%
Monro Inc.	973,655	55,011,507

TOTAL CONSUMER DISCRETIONARY		261,378,868

CONSUMER STAPLES - 2.3%
Food & Staples Retailing - 2.0%
Casey’s General Stores Inc.	490,461	59,399,732

Food Products - 0.3%
SunOpta Inc.	1,130,015	8,362,111	*

TOTAL CONSUMER STAPLES		67,761,843

ENERGY - 1.0%
Energy Equipment & Services - 1.0%
Newpark Resources Inc.	3,402,766	30,965,171	*

FINANCIALS - 7.2%
Banks - 3.5%
SVB Financial Group	126,431	31,171,563	*
Western Alliance Bancorp	1,263,322	74,106,468	*

Total Banks		105,278,031

Capital Markets - 2.2%
Financial Engines Inc.	1,111,388	31,618,989
WisdomTree Investments Inc.	2,886,043	33,449,238

Total Capital Markets		65,068,227

Insurance - 1.5%
American Equity Investment Life Holding Co.	1,320,998	43,592,934

TOTAL FINANCIALS		213,939,192

HEALTH CARE - 21.1%
Biotechnology - 1.8%
Acorda Therapeutics Inc.	809,213	20,999,077	*
MiMedx Group Inc.	1,992,356	33,371,963	*

Total Biotechnology		54,371,040

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 5.6%
Insulet Corp.	1,007,853	$77,130,990	*
Integra LifeSciences Holdings Corp.	1,159,608	61,064,957	*
Penumbra Inc.	284,859	28,371,957	*

Total Health Care Equipment & Supplies		166,567,904

Health Care Providers & Services - 1.1%
Surgery Partners Inc.	2,044,472	31,791,540	*

Health Care Technology - 6.1%
athenahealth Inc.	501,217	62,807,502	*
Medidata Solutions Inc.	1,230,258	83,792,873	*
Vocera Communications Inc.	1,198,087	35,103,949	*

Total Health Care Technology		181,704,324

Life Sciences Tools & Services - 5.3%
Cambrex Corp.	655,278	36,924,915	*
ICON PLC	752,064	82,366,049	*
Syneos Health Inc.	1,066,618	40,904,801	*

Total Life Sciences Tools & Services		160,195,765

Pharmaceuticals - 1.2%
Pacira Pharmaceuticals Inc.	981,276	35,718,446	*

TOTAL HEALTH CARE		630,349,019

INDUSTRIALS - 20.2%
Aerospace & Defense - 1.1%
Orbital ATK Inc.	260,834	34,404,005

Air Freight & Logistics - 2.5%
XPO Logistics Inc.	788,151	74,432,980	*(d)

Building Products - 4.6%
Masonite International Corp.	586,125	40,882,219	*
Trex Co. Inc.	853,261	95,215,395	*

Total Building Products		136,097,614

Commercial Services & Supplies - 4.7%
Copart Inc.	2,126,006	93,693,085	*
US Ecology Inc.	885,125	46,247,781

Total Commercial Services & Supplies		139,940,866

Machinery - 4.5%
IDEX Corp.	595,520	85,445,209
Tennant Co.	709,762	47,837,959

Total Machinery		133,283,168

Trading Companies & Distributors - 2.8%
H&E Equipment Services Inc.	1,605,791	63,236,049
MRC Global Inc.	1,191,870	21,429,823	*

Total Trading Companies & Distributors		84,665,872

TOTAL INDUSTRIALS		602,824,505

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 36.9%
Communications Equipment - 1.2%
Casa Systems Inc.	707,980	$13,515,338	*
Viavi Solutions Inc.	2,616,759	22,451,792	*

Total Communications Equipment		35,967,130

Electronic Equipment, Instruments & Components - 2.0%
MTS Systems Corp.	708,666	36,744,332
OSI Systems Inc.	347,510	22,963,461	*

Total Electronic Equipment, Instruments & Components		59,707,793

Internet Software & Services - 15.9%
Cargurus Inc.	198,670	6,655,445	*
comScore Inc.	1,037,520	23,499,828	*
Cornerstone OnDemand Inc.	1,353,340	55,662,874	*
Envestnet Inc.	821,623	44,162,236	*
GrubHub Inc.	1,101,576	79,588,866	*
MercadoLibre Inc.	84,739	32,802,467	(d)
MINDBODY Inc., Class A Shares	1,320,119	46,402,183	*
MongoDB Inc.	32,788	888,883	*
Mulesoft Inc., Class A Shares	264,190	6,493,790	*
New Relic Inc.	540,146	32,262,921	*
SendGrid Inc.	403,130	9,058,331	*
Shutterstock Inc.	511,198	22,625,623	*
Wix.com Ltd.	673,162	41,096,540	*
XO Group Inc.	800,842	15,296,082	*
Yext Inc.	881,839	10,626,160	*
Zillow Group Inc., Class C Shares	1,056,923	46,990,797	*

Total Internet Software & Services		474,113,026

IT Services - 2.1%
Cardtronics PLC, Class A Shares	730,411	17,865,853	*
MAXIMUS Inc.	678,406	46,253,721

Total IT Services		64,119,574

Semiconductors & Semiconductor Equipment - 4.9%
Inphi Corp.	1,081,441	32,302,643	*
Integrated Device Technology Inc.	1,688,989	50,500,771	*
Monolithic Power Systems Inc.	525,443	62,590,770

Total Semiconductors & Semiconductor Equipment		145,394,184

Software - 10.8%
Aspen Technology Inc.	991,857	76,819,325	*
ForeScout Technologies Inc.	282,552	8,595,232	*
Fortinet Inc.	1,730,136	79,655,461	*
HubSpot Inc.	435,397	42,255,279	*
Imperva Inc.	769,380	33,660,375	*

See Notes to Schedule of Investments.

CLEARBRIDGE SMALL CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2018

SECURITY		SHARES	VALUE
Software - (continued)
Qualys Inc.		912,676	$57,042,250	*
Varonis Systems Inc.		472,794	25,672,714	*

Total Software			323,700,636

TOTAL INFORMATION TECHNOLOGY			1,103,002,343

MATERIALS - 1.3%
Chemicals - 1.3%
Balchem Corp.		477,217	37,700,143

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Redfin Corp.		364,400	7,397,320	*

TOTAL COMMON STOCKS (Cost - $1,624,334,985)			2,955,318,404

PREFERRED STOCKS - 0.5%
INFORMATION TECHNOLOGY - 0.5%
Software - 0.5%
DocuSign Inc., Series F Shares (Cost - $11,996,997)		628,342	13,264,300	*(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,636,331,982)			2,968,582,704

	RATE
SHORT-TERM INVESTMENTS - 0.8%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $25,361,753)	1.228%	25,361,753	25,361,753

TOTAL INVESTMENTS - 100.2% (Cost - $1,661,693,735)			2,993,944,457
Liabilities in Excess of Other Assets - (0.2)%			(6,700,282)

TOTAL NET ASSETS - 100.0%			$2,987,244,175

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is valued using significant unobservable inputs (See Note 1).

(c)	Restricted security (See Note 2).

(d)	All or a portion of this security is pledged as collateral for written options.

SCHEDULE OF WRITTEN OPTIONS
SCHEDULE OF EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
MercadoLibre Inc. Call	3/16/18	$370.00	355	$13,742,050	$1,325,925
XPO Logistics Inc. Call	2/16/18	95.00	635	5,996,940	266,700

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $677,221)					$1,592,625

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$260,384,189	—	$994,679	$261,378,868
Other Common Stocks	2,693,939,536	—	—	2,693,939,536
Preferred Stocks	—	—	13,264,300	13,264,300

Total Long-Term Investments	2,954,323,725	—	14,258,979	2,968,582,704

Short-Term Investments†	25,361,753	—	—	25,361,753

Total Investments	$2,979,685,478	—	$14,258,979	$2,993,944,457

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$266,700	$1,325,925	—	$1,592,625

†	See Schedule of Investments for additional detailed categorizations.

2. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2018	Value per Share	Percent of Net Assets
DocuSign Inc., Series F Shares	628,342	4/15	$11,996,997	$13,264,300	$21.11	0.44%
Turn Inc. (Escrow)	878,957	12/13	1,292,367	994,679	1.13	0.03%

			$13,289,364	$14,258,979		0.47%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2018